Restructuring and Related Charges, Net - Restructuring and Related Charges by Segment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, net									$ 109	$ 87	$ 121
Less: accelerated depreciation	2	1	1			2	1	2	(4)	(5)	(7)
Restructuring charges, net	34	9	54	8	36	21	15	10	105	82	114
Medical Devices
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, net									91	78	112
U.S. Medical Supplies
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, net									11	3	1
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, net									$ 7	$ 6	$ 8